Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Board Management And Employees [Abstract]
Share price used to calculate value of synthetic shares	kr 97.64
Dividend compensation per share included in value of synthetic shares		kr 1.50	kr 1.00	kr 1.00	kr 1.00
Social security charges	kr 3,740,020